Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized (in Shares)	[1]			500,000,000,000	500,000,000,000
Ordinary shares, shares issued (in Shares)	[1]			1,243,140	500,000
Ordinary shares, shares outstanding (in Shares)	[1]			1,243,140	500,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)		3,999,411,812	3,999,411,812
Ordinary shares, shares issued (in Shares)		3,831,668	270,000
Ordinary shares, shares outstanding (in Shares)		3,831,668	270,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)		1,000,588,188	1,000,588,188
Ordinary shares, shares issued (in Shares)		588,188	588,188
Ordinary shares, shares outstanding (in Shares)		588,188	588,188
Previously Reported | Class A Ordinary Shares
Ordinary shares, shares issued (in Shares)			2,790,000
Ordinary shares, shares outstanding (in Shares)			2,790,000

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024..